Basic and Diluted Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The components of basic and diluted loss per share for periods presented are as follows (in thousands, except share and per share data):

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Basic loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(8,502)	$(14,646)	$(11,921)	$(19,415)
Denominator
Weighted-average common shares outstanding	76,420,098	84,629,777	76,206,900	83,112,132
Basic loss per share attributable to nCino, Inc.	$(0.11)	$(0.17)	$(0.16)	$(0.23)
Dilutive loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(8,502)	$(14,646)	$(11,921)	$(19,415)
Denominator
Weighted-average common shares outstanding	76,420,098	84,629,777	76,206,900	83,112,132
Dilutive loss per share attributable to nCino, Inc.	$(0.11)	$(0.17)	$(0.16)	$(0.23)

The components of basic and diluted loss per share for periods presented are as follows (in thousands, except share and per share data):

	Fiscal Year Ended January 31,
	2018	2019	2020
Basic loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(18,589)	$(22,306)	$(27,594)
Denominator
Weighted-average common shares outstanding	68,290,570	74,593,709	78,316,794
Basic loss per share attributable to nCino, Inc.	$(0.27)	$(0.30)	$(0.35)
Dilutive loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(18,589)	$(22,306)	$(27,594)
Denominator
Weighted-average common shares outstanding	68,290,570	74,593,709	78,316,794
Dilutive loss per share attributable to nCino, Inc.	$(0.27)	$(0.30)	$(0.35)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The weighted-average number of shares outstanding used in the computation of diluted loss per share does not include the effect of the following potential outstanding common stock because the effect would have been anti-dilutive:

	July 31,
	2019	2020
Stock options issued and outstanding	8,008,329	7,464,094
Nonvested RSUs issued and outstanding	—	2,041,093

The weighted-average number of shares outstanding used in the computation of diluted loss per share does not include the effect of the following potential outstanding common stock because the effect would have been anti-dilutive for the periods presented:

	Fiscal Year Ended January 31,
	2018	2019	2020
Stock options issued and outstanding	10,291,959	8,206,926	7,837,023
Nonvested RSUs issued and outstanding	—	—	948,119